Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 29,775	$ 33,083
China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	52.10%	59.90%
Consolidated sales revenue	$ 15,521	$ 19,805
UNITED STATES
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	16.30%	11.50%
Consolidated sales revenue	$ 4,848	$ 3,816
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	9.10%	9.50%
Consolidated sales revenue	$ 2,698	$ 3,157
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.80%	7.20%
Consolidated sales revenue	$ 2,039	$ 2,373
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.70%	5.00%
Consolidated sales revenue	$ 1,995	$ 1,667
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.10%	2.40%
Consolidated sales revenue	$ 933	$ 793
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.00%	1.60%
Consolidated sales revenue	$ 596	$ 519
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.40%	0.50%
Consolidated sales revenue	$ 133	$ 166
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.50%	2.40%
Consolidated sales revenue	$ 1,012	$ 787